Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Allowance for loan losses	$ 1,957	$ 1,743
Net operating loss carryforward	84	213
Unrealized loss on securities available-for-sale	450	215
Other	29	41
Deferred tax assets	2,520	2,212
Premises and equipment	(384)	(359)
Federal Home Loan Bank stock dividends	(609)	(609)
Deferred loan fees	(362)	(326)
Prepaid expenses	(182)	(193)
Other	(380)	(361)
Deferred tax liabilities	(1,917)	(1,848)
Net deferred tax asset	$ 603	$ 364